UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549








                                     FORM 24F-2
                          Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2








                Read instructions at end of Form before preparing Form.
























1.
Name and address of issuer:












                          American General Life Insurance Company
                                     Separate Account A
                                    2727-A Allen Parkway
                                  Houston, Texas 77019-2191
















2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]
















3.
Investment Company Act File
Number:
811-
01491












Securities Act File Number:
033-44744; 033-44745


















4(a).
Last day of fiscal year for which this
Form is filed:
12/31/2011


















4(b).
?
Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer?s fiscal year).
 (See Instruction A.2)








Note:
If the Form is being filed late, interest must be paid on the registration fee due.

















4(c).
?
Check box if this is the last time the issuer will be filing this Form.


















5.

Calculation of
registration fee:













(i)
Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):


 $   864,654









(ii)
Aggregate price of securities
redeemed or repurchased during
the fiscal year:
 $ 2,382,758











(iii)
Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending
no earlier than October 11,
1995 that were not previously
used to reduce registration
fees payable to the
Commission:
 $  52,085,203











(iv)
Total available redemption
credits [add items 5(ii) and
5(iii)]:


-
 $ 54,467,961









(v)
Net sales ? if Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from Item
5(i)]:


 $0









(vi)
Redemption credits available
for use in future years ? if
Item 5(i) is less than Item
5(iv) [subtract Item 5(iv)
from Item 5(i)]
 $(53,603,307)



















(vii)
Multiplier for determining
registration fee (See
Instructions C.9):


x
0.00011460









(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)]
(enter ?0? if no fee is due):


=
 $0
















6.
Prepaid Shares














If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
 of securities (number of shares or other units) deducted here:   N/A  .
  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years, then state that number here:   N/A  .
















7.
Interest due ? if this Form is being filed more than 90 days after the end of the issuer?s fiscal year (see Instruction D):
























8.
Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:







 $0
















9.
Date the registration fee and any interest payment was sent to the Commission?s lockbox depository:




Method of Delivery:








[   ] Wire Transfer







[   ] Mail or other
means

















SIGNATURES








This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.








By (Signature and
Title)*
/s/ David Jorgensen






David Jorgensen ? Vice President &
Controller


Date
2/17/2012













* Please print the name and title of the signing officer below the signature.